UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        11/12/09
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 69

Form 13F Information Value Total (thousands):     $176,926


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----

Abbott Laboratories            COM            002824100       548    11079    SH           SOLE               0       0       11079
Affiliated Computer Svcs.      CL A           008190100      8420   155435    SH           SOLE               0       0      155435
AFLAC Inc.                     COM            001055102       228     5344    SH           SOLE               0       0        5344
AMBAC Financial Grp.           COM            023139108        64    38100    SH           SOLE               0       0       38100
Amedisys Inc.                  COM            023436108       351     8050    SH           SOLE               0       0        8050
American Oriental
  Bioengineering               COM            028731107       139    28500    SH           SOLE               0       0       28500
Amgen, Inc.                    COM            031162100      8030   133318    SH           SOLE               0       0      133318
Berkshire Hathaway Inc.        CL A           084670108       303        3    SH           SOLE               0       0           3
Berkshire Hathaway Inc.        CL B           084670207       229       69    SH           SOLE               0       0          69
BP Amoco                       Spons ADR      055622104       508     9552    SH           SOLE               0       0        9552
Capital One Financial Cor      COM            14040H105      4936   138144    SH           SOLE               0       0      138144
CDC Corporation Class A        SHS A          G2022L106       134    51000    SH           SOLE               0       0       51000
China Security & Sur           COM            16942J105       321    44960    SH           SOLE               0       0       44960
CHIPMOS TECHNOLOGIES           SHS            G2210R106        15    15000    SH           SOLE               0       0       15000
Cintas Corp.                   COM            172908105       303    10000    SH           SOLE               0       0       10000
Cisco Systems Inc              COM            17275R102       378    16071    SH           SOLE               0       0       16071
Coach Inc.                     COM            189754104      7178   218033    SH           SOLE               0       0      218033
Coca Cola                      COM            191216100       537    10000    SH           SOLE               0       0       10000
Colgate-Palmolive              COM            194162103       408     5350    SH           SOLE               0       0        5350
ConocoPhilips                  COM            20825C104       302     6681    SH           SOLE               0       0        6681
eBay Inc.                      COM            278642103     10027   424865    SH           SOLE               0       0      424865
EMC Corp                       COM            268648102      8616   505652    SH           SOLE               0       0      505652
Emerson                        COM            291011104       389     9700    SH           SOLE               0       0        9700
Entremed                       COM            29382F103        58   128650    SH           SOLE               0       0      128650
Exxon Mobil Corp.              COM            30231G102       707    10306    SH           SOLE               0       0       10306
Factset Research Sys           COM            303075105      4579    69131    SH           SOLE               0       0       69131
Fastenal Co.                   COM            311900104       610    15752    SH           SOLE               0       0       15752
First Financial Bancorp        COM            320209109      5175   429470    SH           SOLE               0       0      429470
Franklin Resources I           COM            354613101      1379    13705    SH           SOLE               0       0       13705
Garmin Ltd.                    ORD            G37260109       260     6885    SH           SOLE               0       0        6885
General Electric               COM            369604103       818    49794    SH           SOLE               0       0       49794
GENZYME CORP GENERAL           COM            372917104       227     4000    SH           SOLE               0       0        4000
GFI Group Inc                  COM            361652209       210    29000    SH           SOLE               0       0       29000
Gilead Sciences Inc.           COM            375558103      8095   174078    SH           SOLE               0       0      174078
Global Payments Inc.           COM            37940X102      8681   185896    SH           SOLE               0       0      185896
HCC Insurance Holdings         COM            404132102      6335   231638    SH           SOLE               0       0      231638
Hubbell Inc Class B            CL B           443510201       323     7690    SH           SOLE               0       0        7690
Int'l Bus. Machines            COM            459200101       830     6936    SH           SOLE               0       0        6936
Intuitive Surgical             COM NEW        46120E602       311     1185    SH           SOLE               0       0        1185
ISIS Pharmaceuticals           COM            464330109       175    12000    SH           SOLE               0       0       12000
J P Morgan & Co Inc.           COM            46625H100       296     6755    SH           SOLE               0       0        6755
Johnson & Johnson              COM            478160104       512     8411    SH           SOLE               0       0        8411
Kinetic Concepts Inc.          COM            49460W208      6242   168801    SH           SOLE               0       0      168801
Life Time Fitness In           COM            53217R207      5979   213145    SH           SOLE               0       0      213145
LJ International Inc.          ORD            G55312105       168    78700    SH           SOLE               0       0       78700
McDonald's Corporation         COM            580135101      1138    19944    SH           SOLE               0       0       19944
Medtronic Inc.                 COM            585055106       690    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.        COM            589981109       252    61200    SH           SOLE               0       0       61200
Microsoft                      COM            594918104       204     7913    SH           SOLE               0       0        7913
Neogen Corp.                   COM            640491106       212     6562    SH           SOLE               0       0        6562
NeuStar Inc.                   CL A           64126X201      4502   199205    SH           SOLE               0       0      199205
Northern Trust Corp;           COM            665859104       698    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109      9951   275346    SH           SOLE               0       0      275346
Omnivision Technologies        COM            682128103       332    20400    SH           SOLE               0       0       20400
Oracle Corp.                   COM            68389X105       375    17992    SH           SOLE               0       0       17992
Philip Morris Intl  Inc        COM            718172109       475     9750    SH           SOLE               0       0        9750
Portfolio Recovery             COM            73640Q105      2669    58884    SH           SOLE               0       0       58884
Premier Exhibitions            COM            74051E102       203   195522    SH           SOLE               0       0      195522
Procter & Gamble               COM            742718109      2659    45915    SH           SOLE               0       0       45915
Rockwell Medical               COM            774374102       142    18300    SH           SOLE               0       0       18300
Roper Industries Inc.          COM            776696106      9219   180829    SH           SOLE               0       0      180829
Sandisk Corp.                  COM            80004C101       353    16250    SH           SOLE               0       0       16250
Sigma Designs                  COM            826565103       145    10000    SH           SOLE               0       0       10000
StanCorp Financial Group       COM            852891100      6806   168592    SH           SOLE               0       0      168592
Stryker                        COM            863667101      9224   203037    SH           SOLE               0       0      203037
T Rowe Price Group Inc.        COM            74144T108      6948   152030    SH           SOLE               0       0      152030
Teva Pharmaceutical Indus      ADR            881624209       233     4600    SH           SOLE               0       0        4600
Tractor Supply Co.             COM            892356106      7340   151600    SH           SOLE               0       0      151600
Waters Corp.                   COM            941848103      7825   140074    SH           SOLE               0       0      140074